Summary of Significant Accounting Policies - Vessels and equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessels and equipment
Depreciation, Depletion and Amortization	$ 99,033	$ 106,084	$ 131,379
Oil Tanker
Vessels and equipment
Property, plant and equipment, useful life	25 years
Excluding amortization of Drydocking expenditure
Vessels and equipment
Depreciation, Depletion and Amortization	$ 71,900	$ 78,500	$ 102,500
Dry-docking activity
Vessels and equipment
Property, Plant and Equipment, Estimated Useful Lives	two and a half years to five years